[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

February 27, 2009

                                                    Via EDGAR and overnight mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and
         Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No. 811-07661) ("Registrant" or "Separate Account")
         Ameritas No-Load Variable Annuity (1933 Act No. 333-120972) Post-Effective Amendment No. 6 on Form N-4 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2009.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-120972 Post-Effective Amendment No. 4 filed under Rule 485(a) on February 27, 2008, with comments from that review and other annual updating information incorporated in Post-Effective Amendment No. 5 filed under Rule 485(b) on April 23, 2008.

(b)    The primary purposes of this Amendment are to:
     (1) Add a new variable investment option and update charts for supplements related to subaccounts;
     (2) Revise current rates charged for the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider;
     (3) Provide for immediate allocation to investment options selected by the Policy Owner;
     (4) Clarify our procedures for death benefit proceeds if there are multiple beneficiaries; and

     (5) Report accumulation unit values for a variable annuity of the Registrant that is no longer offered for sale, in accordance with Form N-4 Item 4 (a) Instruction 1.

Revisions related to Items (b) (1) through (5) are located on the following pages of the prospectus:

     (1) Pages 1, 5-6, 11-12, and Appendix A. A new investment option is added to the charts on these pages. Fund and adviser information reported on supplements filed since the last effective prospectus is also updated on pages 11-12. We have not yet received portfolio expense information from the funds. Therefore, the expense chart, which lists all planned subaccounts, will be updated for charges and footnotes by a subsequent amendment to be submitted under Rule 485(b).

     (2) Pages 5 and 9. GLWB Rider current charges are revised and an explanatory note is added. For clarification that the GLWB is a rider, we deleted the word "feature" from the heading on page 5.

     (3) Page 18. The "Right to Examine" Period Allocations section is revised to replace text on "Return of Value States" and "Return of Premium States" with information that the company will refund policy value unless state law requires otherwise. Other text changes related to this matter are deletions on pages 13, 15 and 17.

     (4) Page 22. We added a paragraph to the Death Benefits section clarifying our procedures for death benefit proceeds if there are multiple beneficiaries. We also added a bullet on page 17, explaining that asset allocations remain as directed by the owner and will not be redirected by the adviser upon the death of the owner.

     (5) Appendix A. In addition to Accumulation Unit values and Accumulation Units for the NLVA 6150 policy, we added a column for accumulation units of the NLVA 4050, a variable annuity of the Registrant that no longer is offered for sale. This is intended to comply with instructions for Form N-4 Item 4 (a).

In addition to changes related to the primary purposes discussed above, we made the following other revisions to the prospectus and Statement of Additional Information ("SAI") as part of our annual update:

1. Page 1. May 1, 2009 is inserted as the proposed effective date for the prospectus (top of page) and SAI (last paragraph).

2.   Page 1. We identified portfolios affiliated with Ameritas.

3. Pages 1 and Last Page. We revised directions for searching the SEC's updated website.

4. Page 2. For ease in reading the Table of Contents, the page listing is updated without revision marks.

5.   Page 3. We added a missing definition and revised one other.

6.   Page 4. We added a second section as a cross-reference for market timing.

7. Page 8. We added a new footnote to clarify that there are no GLWB Rider charges during the rider's inactive phase.

8. Pages 12-13. We revised the section on Adding, Deleting, or Substituting Variable Investment Options to make it consistent with prospectus revisions finalized in the pre-effective amendment of the Ameritas Life Insurance Corp. Separate Account LLVL variable life insurance prospectus, file number 333-151912, effective December 2, 2008.

9. Page 13. The minimum transfer amount for dollar cost averaging is corrected.

10. Pages 17 and 26. We clarified that the list of models are those currently available with the GLWB Rider.

11. Page 19. We added a disclosure regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

12. Page 23. We corrected a cross-reference to the Statement of Additional Information to direct readers to Appendix B for more information on IRS required distributions.

13. Page 32. We provided the full name of the Financial Industry Regulatory Authority.

14.  Page 32. We deleted a duplicate sentence.

15. Appendix B. The tax and qualified disclosure portions of the prospectus were reviewed and updates were made in Appendix B.

16. Last Page: The effective date of the SAI and the SAI Table of contents are updated.

17. SAI page 1. We revised the May 1, 2009 effective date for both the SAI and prospectus.

18.  SAI page 1. The SAI Table of contents is updated.

19. SAI page 1. The General Information and History section is corrected to include the names of each control person and the nature of their business, as required by Form N-4 Item 17.

20. SAI page 1. Financial information dates are updated. Financial statements will be provided by a subsequent amendment to be filed under Rule 485(b), therefore auditor information is not included in this submission.

21. SAI page 2. A paragraph on general expenses paid to affiliated companies and the amounts for the past three years are added.

22.  SAI page 2. Distribution expenses are updated.

23. SAI page 4. We added a disclosure regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

24. SAI page 5. We deleted text regarding Ameritas Investment Corp.'s former role as distributor for Summit funds.

25. Minor corrections for spelling, capitalization, and grammar are made on pages 11, 13, 14, 16, 17, 19, 21, 23, B:2 and B:4.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel


Enclosure